united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

Orchard Small Cap Value Fund

Annual Report

November 30, 2016

Class I Shares (Symbol: OCSIX)
Class N Shares (Symbol: OCSNX)

1-844-ORCHCAP

Distributed by Northern Lights Distributors, LLC

Member FINRA

Orchard Small Cap Value

Annual Shareholder Letter

December 27, 2016

PERFORMANCE REVIEW

For the fiscal year ended November 30, 2016, Class I returned 34.9% vs. 23.8% for the Fund’s benchmark over the same period, the Russell 2000 Value Index* (December 28 Inception). Our outperformance was driven by security selection which in turn was the result of our internal proprietary research process. Looking at performance by sector: Consumer Discretionary and Energy were our best performing sectors, while Healthcare and Industrials were our weakest.

CONTRIBUTORS

US Silica (SLCA) was our top contributor to performance. US Silica is a producer of sand proppants and industrial silica. US Silica’s primary customers are oil and gas servicing companies and its secondary markets are the glass, chemical, and building products industries. During the past year, US Silica has been able to minimize its volume declines in the energy sector through its stellar performance in its industrial segment and initiated two equity offerings to solidify its balance sheet for future acquisitions. Going forward, we believe that US Silica is best positioned to benefit from a recovery in land based drilling in the US with its extensive logistic capabilities, leading market share and strong customer relationships. We continue to hold this name in the portfolio

Spartan Motors (SPAR) was the second leading contributor to performance. Spartan develops and manufactures custom chassis for a range of specialty vehicles including emergency, transit, delivery, and military. In 2015, Spartan began a multi-year turnaround plan with goals to improve product mix and cut operating expenses. Spartan has begun to produce attractive operating metrics, has a renewed outlook and was recently added to the Russell 2000 Index. We no longer hold this name in the portfolio, selling it after it met our estimate of intrinsic value.

Finally, Meta Financial (CASH), a holding company for MetaBank, a thrift offering standard deposit and lending products and Meta Payment Systems, which provides prepaid cards, consumer credit, and ATM sponsorship services worldwide. Meta reported double digit increases in card fee income and net interest margin throughout the year. Going forward, we believe asset sensitive companies like Meta will benefit from interest rate increases and from its new partnerships and growth in its payments and growing loan relationships. We continue to hold this name in the portfolio

DETRACTORS

Our largest detractor from performance was Akebia Therapeutics (AKBA). Akebia is a drug company in late-stage trials for an anemia drug that mimics the body’s physiological response to high altitude. The Company’s performance has been weighed down by financing concerns in an underperforming sector. Akebia did recently announce a new collaboration agreement with Otsuka Pharmaceuticals that will fund Phase 3 trials for Vadadustat, a new drug for anemia associated with Chronic Kidney Disease. We believe this provides financial stability to the Company and we continue to hold this name in the portfolio.

Our next biggest detractor from performance was Sally Beauty (SBH). Sally Beauty distributes and retails beauty products. Over the past year, SBH had a slowdown in sales especially within the Sally Beauty Systems group and elevated SG&A spending for store investments, marketing, and a data security issue. Going forward, we believe these results are temporary and the Company will begin to show revenue growth from the various store investments. We still hold the stock.

6203-NLD-2/2/2017

ORCHARD CAPITAL MANAGEMENT, LLC 400 North Michigan Ave | 5th Floor | Chicago, Illinois, USA | 60611 T: 312 628 6700 www.orchardinvestments.com

*	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price to book ratios and lower forecasted growth values

Finally, Armstrong World Industries (AWI) which designs and manufactures ceilings and suspension systems for commercial spaces. This is a relatively new holding but negatively impacted performance from sluggish sales in Europe. The Company has significant market share, pricing power, and distribution capabilities. We expect European markets to rebound and continue to hold the stock in the portfolio.

PORTFOLIO POSITIONING

During this period the Fund initiated new positions in Armstrong World Industries, (AWI), BOFI Holding Inc. (BOFI), First Foundation (FFWM), HealthSouth (HLS), TriMas (TRS) and sold out of Bank of California (BANC), Calavo Growers (CVGW), GLUU Mobile (GLUU), and Spartan Motors (SPAR).

BOFI Holding Inc. (BOFI) is a savings bank that operates online in all 50 states offering deposit and loan services. The company conducts its business as a largely branchless bank, using a technology-enabled and a focused partnering approach to both asset and deposit generation. The stock trades at a discount compared to its peer group and has a significant short position. The bank and management has been accused of a variety of errors and misdeeds by short sellers; however, the bank has passed several regulatory examinations and a separate independent investigation by a large law firm. We believe these accusations are unfounded and the bank has a clear competitive cost advantage with its branchless system.

First Foundation (FFWM) provides integrated investment management, wealth management, consulting trust, and banking services. We believe the bank’s growing scale in its bank and in its substantial wealth business will improve profitability and ROE which is not reflected in the stock’s valuation.

HealthSouth (HLS) provides inpatient rehabilitation services and hospice care. The Company generates significant free cash flow and a high return on invested capital along with minimal leverage. We believe the stock has numerous catalysts including accretive acquisitions, strong financials, low cyclicality, and an attractive valuation.

Trimas (TRS) is a diversified manufacturer of proprietary products. The Company manufactures packaging systems, energy products and industrial specialty products for the commercial, manufacturing, and consumer markets. The Packaging Division generates significant cash flow and we expect the Company to pay down debt and improve operations within the Aerospace Division.

Bank of California (BANC) was sold from our portfolio due to our concerns over poor corporate governance and recent capital allocation decisions. Both Calavo Growers (CVGW) and Spartan Motors (SPAR) were sold out as the stocks had reached our estimate of intrinsic value and had limited upside potential. Finally, GLUU mobile was sold as we became concerned over its reliance on celebrity-based mobile games.

6203-NLD-2/2/2017

ORCHARD CAPITAL MANAGEMENT, LLC 400 North Michigan Ave | 5th Floor | Chicago, Illinois, USA | 60611 T: 312 628 6700 www.orchardinvestments.com

*	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price to book ratios and lower forecasted growth values

Orchard Small Cap Value Fund

PORTFOLIO REVIEW

November 30, 2016

The Fund’s performance figures* for the period ended November 30, 2016, compared to its benchmark:

Since Inception **
Orchard Small Cap Value Fund - Class I	34.90%
Orchard Small Cap Value Fund - Class N	34.50%
Russell 2000 Value Index ***	23.82%

Comparison of the Change in Value of a $1,000,000 Investment

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.38% for Class I shares and 2.63% for Class N shares per the December 29, 2015 prospectus. The Fund’s investment adviser has contractually agreed to reduce its fee and/or absorb expenses of the Fund, at least until March 31, 2017, to ensure that the net annual fund operating expenses will not exceed 1.60%, and 1.85% of Class I and Class N shares, respectively, subject to possible recoupment from the Fund in future years. For performance information current to the most recent month-end, please call toll-free 1-844-ORCHCAP or 1-844-672-4227.

**	Inception date is December 28, 2015.

***	The Russell 2000 Value Index is a subset of the Russell 2000 Index. The Russell 2000 Value measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Portfolio Analysis as of November 30, 2016

% of Net Assets
Common Stock	92.7%
Short-Term Investments	15.4%
Liabilities Less Other Assets	(8.1)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
November 30, 2016

Shares		Value
	COMMON STOCK - 92.7%
	BANKS - 7.4%
4,920	American River Bankshares *	$66,863
23,510	Bancorp, Inc. *	162,689
5,186	First Foundation, Inc. *	145,312
2,231	Peapack Gladstone Financial Corp.	59,724
		434,588
	BIOTECHNOLOGY - 3.3%
3,860	Cambrex Corp. *	193,386

	BUILDING MATERIALS - 2.1%
2,939	Armstrong World Industries, Inc. *	122,556

	CHEMICALS - 2.8%
17,390	OMNOVA Solutions, Inc. *	166,944

	COMMERCIAL SERVICES - 1.0%
2,448	Green Dot Corp. - Cl. A*	59,021

	COMPUTERS - 1.2%
2,875	Logitech International SA	70,380

	COSMETICS/PERSONAL CARE - 3.0%
5,040	Inter Parfums, Inc.	173,628

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
22,618	Enova International, Inc. *	263,500
10,970	Regional Management, Corp. *	270,520
		534,020
	HAND/MACHINE TOOLS - 3.0%
4,520	Franklin Electric Co., Inc.	176,506

	HEALTHCARE-SERVICES - 1.6%
2,295	HealthSouth Corp.	95,633

	HOME BUILDERS - 4.4%
2,550	Thor Industries, Inc.	256,453

	HOME FURNISHINGS - 2.4%
6,080	Select Comfort Corp. *	137,530

	INSURANCE - 2.7%
7,060	Greenlight Capital Re Ltd. - Cl. A*	160,615

	IRON/STEEL - 4.1%
8,618	Schnitzer Steel Industries, Inc. - Cl. A	240,442

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2016

Shares		Value
	COMMON STOCK - 92.7% (Continued)
	LEISURE TIME - 2.3%
8,923	Arctic Cat, Inc.	$135,987

	MACHINERY-CONSTRUCTION & MINING - 3.9%
3,246	Oshkosh Corp.	227,220

	MACHINERY-DIVERSIFIED - 3.0%
5,327	Hurco Cos, Inc.	173,660

	METAL FABRICATE/HARDWARE - 3.1%
10,087	LB Foster Co. - Cl. A	123,566
2,816	TriMas Corp. *	60,403
		183,969
	MINING - 5.0%
5,836	US Silica Holdings, Inc.	295,360

	MISCELLANEOUS MANUFACTURERS - 6.0%
1,785	AZZ, Inc.	116,203
8,447	Trinity Industries, Inc.	234,742
		350,945
	PACKAGING & CONTAINERS - 2.8%
2,260	Multi-Color Corp.	162,494

	PHARMACEUTICALS - 3.3%
15,502	Akebia Therapeutics, Inc. *	133,472
920	VCA, INC. *	57,592
		191,064
	RETAIL - 6.0%
14,670	Potbelly Corp. *	200,246
5,795	Sally Beauty Holdings, Inc. *	151,771
		352,017
	SAVINGS & LOANS - 9.2%
7,243	BofI Holding, Inc. *	171,152
2,920	Meta Financial Group, Inc.	265,574
5,760	Oritani Financial Corp.	101,664
		538,390

	TOTAL COMMON STOCK (Cost - $4,428,629)	5,432,808

	SHORT TERM INVESTMENTS - 15.4%
	MONEY MARKET FUND - 15.4%
902,596	Dreyfus Treasury Prime Cash Management, 0.24% +	$902,596
	TOTAL SHORT-TERM INVESTMENT (Cost - $902,596)

	TOTAL INVESTMENTS - 108.1% (Cost - $5,331,225) (a)	$6,335,404
	LIABILITIES LESS OTHER ASSETS - (8.1)%	(475,711)
	NET ASSETS - 100.0%	$5,859,693

+	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2016.

*	Non-income producing securitiy.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,331,225 and does not differ from market value.

Unrealized appreciation:	$1,027,798
Unrealized depreciation:	(23,619)
Net unrealized appreciation:	$1,004,179

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2016

Assets:
Investments in Securities:
At Cost	$5,331,225
At Value	6,335,404
Receivable for Securities Sold	96,223
Receivable for Fund Shares Sold	200
Dividends and Interest Receivable	778
Prepaid Expenses and Other Assets	550
Total Assets	6,433,155

Liabilities:
Payable for Investments Purchased	540,968
Accrued Advisory Fees	896
Accrued 12b-1 Fee	83
Payable to Related Parties	8,313
Accrued Expenses and Other Liabilties	23,202
Total Liabilities	573,462

Net Assets	$5,859,693

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$4,737,629
Accumulated Net Realized Gain from Investments	117,885
Net Unrealized Appreciation of Investments	1,004,179
Net Assets	$5,859,693

Class I Shares:
Net Assets	$5,155,107
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	382,143
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares of Beneficial Interest)	$13.49

Class N Shares:
Net Assets;	$704,586
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	52,369
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares of Beneficial Interest)	$13.45

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2016 *

Investment Income:
Dividend Income (Net foreign tax withholding $1,103)	$18,993
Interest Income	391
Total Investment Income	19,384

Expenses:
Investment Advisory Fees	32,281
Distribution Fees (12b-1) fees
Class N	193
Administration Fees	31,174
Fund Accounting Fees	22,048
Legal Fees	20,503
Transfer Agent Fees	20,450
Chief Compliance Officer Fees	16,253
Audit Fees	14,400
Trustees’ Fees And Expenses	10,961
Printing Expense	10,467
Custody Fees	4,611
Registration & Filing Fees	628
Insurance Expense	140
Non 12B-1 Shareholder Servicing	109
Miscellaneous Expenses	3,812
Total Expenses	188,030
Fees Waived/Expenses Reimbursed by the Advisor	(146,640)
Net Expenses	41,390

Net Investment Loss	(22,006)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	139,891
Net Change in Unrealized Appreciation on Investments	1,004,179
Net Realized and Unrealized Gain on Investments	1,144,070

Net Increase in Net Assets Resulting From Operations	$1,122,064

*	Commencement of Operations was December 29, 2015.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
November 30, 2016 *
Operations:
Net Investment Loss	$(22,006)
Net Realized Gain on Investments	139,891
Net Change in Unrealized Appreciation on Investments	1,004,179
Net Increase in Net Assets Resulting From Operations	1,122,064

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	4,050,000
Total From Capital Transactions: Class I	4,050,000

Class N Shares:
Proceeds from Shares Issued	687,677
Payments for Shares Redeemed	(48)
Total From Capital Transactions: Class N	687,629

Total Increase in Net Assets	5,859,693

Net Assets:
Beginning of Period	—
End of Period ^	$5,859,693
^ Includes accumulated net investment loss of:	$—

Share Activity:
Class I Shares:
Shares Issued	382,143
Net increase in shares of beneficial interest outstanding	382,143

Class N Shares:
Shares Issued	52,373
Shares Redeemed	(4)
Net increase (decrease) in shares of beneficial interest outstanding	52,369

*	Commencement of Operations was December 29, 2015.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

For the
Period Ended
November 30, 2016 *

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.09)
Net realized and unrealized gain on investments	3.58
Total from investment operations	3.49

Net asset value, end of period	$13.49

Total return (2)(3)	34.90%

Net assets, end of period (000s)	$5,155

Ratio of gross expenses to average net assets (4)	6.70%

Ratio of net expenses and net of waivers/reimbursments to average net assets (4)	1.60%

Ratio of net investment loss to average net assets (4)	(0.84)%

Portfolio Turnover Rate (3)	27%

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class N
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

For the
Period Ended
November 30, 2016 *

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.12)
Net realized and unrealized gain on investments	3.57
Total from investment operations	3.45

Net asset value, end of period	$13.45

Total return (2)(3)	34.50%

Net assets, end of period (000s)	$705

Ratio of gross expenses to average net assets (4)	23.07%

Ratio of net expenses and net of waivers/reimbursments to average net assets (4)	1.85%

Ratio of net investment loss to average net assets (4)	(1.14)%

Portfolio Turnover Rate (3)	27%

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2016

1.	ORGANIZATION

The Orchard Small Cap Value Fund, (the “Fund”) is a non-diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 28, 2015. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund currently offers Class I and Class N shares. Class I and Class N shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for the differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of November 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$5,432,808	$—	$—	$5,432,808
Money Market Fund	902,596	—	—	902,596
Total	$6,335,404	$—	$—	$6,335,404

There were no transfers between levels during the period presented. It is the Fund’s policy to record transfers between Levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the year.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income and distributions of capital gains from underlying investment companies are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s November 30, 2016 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, amounted to $5,009,944 and $724,010 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Orchard Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended November 30, 2016, the Adviser earned advisory fees of $32,281.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until March 31, 2017, so that the total annual operating expenses of the Fund do not exceed 1.60% and 1.85% of the average daily net assets of the Class I and Class N shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the period ended November 30, 2016, the Adviser waived fees of $146,640. As of November 30, 2016, $146,640 of fee waivers or expense reimbursements were subject to recapture by the Advisor will expire on November 30, 2019.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class N shares for such distribution and shareholder service activities. For the period ended November 30, 2016, the Fund incurred distribution fees of $193 on Class N shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Orchard Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2016

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$117,885	$—	$—	$—	$—	$1,004,179	$1,122,064

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassifications for the Fund for the period ended November 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$22,006	$(22,006)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of November 30, 2016, NFS LLC FEBO holds shares for the benefit of others in nominee name, held approximately 84% of the voting securities of the Fund.

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Orchard Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities of Orchard Small Cap Value Fund, a series of shares of beneficial interest in Northern Lights Fund Trust II, (the “Fund”) including the portfolio of investments, as of November 30, 2016, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period December 28, 2015 (commencement of operations) through November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Orchard Small Cap Value Fund as of November 30, 2016, and the results of its operations, the changes in its net assets and its financial highlights for the period December 28, 2015 through November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 30, 2017

Orchard Small Cap Value Fund

EXPENSE EXAMPLES

November 30, 2016 (Unaudited)

As a shareholder of Orchard Small Cap Value Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Orchard Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 and held until November 30, 2016.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Orchard Small Cap Value Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	6/1/16	11/30/16	6/1/16 – 11/30/16	6/1/16 - 11/30/16
Class I	$1,000.00	$ 1,241.00	$ 8.96	1.60%
Class N	1,000.00	1,239.60	10.38	1.85%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	6/1/16	11/30/16	6/1/16 - 11/30/16	6/1/16 - 11/30/16
Class I	$1,000.00	$ 1,017.01	$ 8.06	1.60%
Class N	1,000.00	1,015.73	9.34	1.85%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Orchard Small Cap Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 14-15, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of the Orchard Small Cap Value Fund (“Orchard Small Cap”) and Orchard Capital Management, LLC. (“Orchard Capital”) (the “Orchard Advisory Agreement”).

Based on their evaluation of the information provided by Orchard Capital, in conjunction with Orchard Small Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Orchard Advisory Agreement with respect to Orchard Small Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Orchard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Orchard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Orchard Advisory Agreement and comparative information relating to the advisory fee and other expenses of Orchard Small Cap. The materials also included due diligence materials relating to Orchard Capital (including due diligence questionnaires completed by Orchard Capital, select financial information of Orchard Capital, bibliographic information regarding Orchard Capital’s key management and investment advisory personnel, and comparative fee information relating to Orchard Small Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Orchard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement. In considering the approval of the Orchard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Orchard Capital had previously provided the Board with materials related to the Orchard Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Orchard Capital, the Board reviewed materials provided by Orchard Capital relating to the Orchard Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Orchard Small Cap including the team of individuals that primarily monitor and execute the investment process and provide oversight of Orchard Small Cap. The Board then discussed the extent of Orchard Capital’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Orchard

Orchard Small Cap Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

November 30, 2016

Capital’s specific responsibilities in all aspects of the day-to-day management of Orchard Small Cap. Additionally, the Board received satisfactory responses from the representative of Orchard Capital with respect to a series of important questions, including: whether Orchard Capital is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Orchard Small Cap; and whether Orchard Capital has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Orchard Capital of its practices for monitoring compliance with Orchard Small Cap’s investment limitations, noting that Orchard Capital’s CCO will periodically review the portfolio managers’ performance of their duties with respect to Orchard Small Cap to ensure compliance under Orchard Capital’s compliance program. The Board then reviewed the capitalization of Orchard Capital based on financial information and other materials provided and discussed with Orchard Capital and concluded that Orchard Capital was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to Orchard Small Cap. The Board concluded that Orchard Capital had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Orchard Advisory Agreement with respect to Orchard Small Cap and that the nature, overall quality and extent of the management services to be provided by Orchard Capital were satisfactory and reliable.

Performance. The Board considered Orchard Capital’s past performance as well as other factors relating to Orchard Capital’s track record. The Board reviewed the performance of Orchard Capital’s composite track records for the proposed strategy, noting that such prior performance was acceptable. The Board concluded that Orchard Capital was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Orchard Capital, the Board reviewed and discussed the proposed advisory fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by Orchard Capital with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for Orchard Small Cap, which stated that Orchard Capital had agreed to waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.60%, 1.85%, 1.85% and 2.60% of Or chard Small Cap’s average net assets, for Class I, Class N, Class A and Class C shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for Orchard Small Cap were reasonable. It was the consensus of the Board that, based on Orchard Capital’s experience and expertise and the services to be provided by Orchard Capital to Orchard Small Cap, the advisory fees to be charged by Orchard Capital were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Orchard Capital with respect to Orchard Small Cap based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Orchard Capital. With respect to Orchard Capital, the Board concluded that based on the services provided and the projected growth of Orchard Small Cap, the fees were reasonable and that anticipated profits from Orchard Capital’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which Orchard Small Cap will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Orchard Capital’s expectations for growth of Orchard Small Cap. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Orchard Small Cap Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

November 30, 2016

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Orchard Capital as the Trustees believed to be reasonably necessary to evaluate the terms of the Orchard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Orchard Advisory Agreement, (a) the terms of the Orchard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Orchard Advisory Agreement is in the best interests of Orchard Small Cap and its shareholders. In considering the approval of the Orchard Small Cap Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Orchard Advisory Agreement was in the best interest of Orchard Small Cap and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement.

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services firm).	1	Director, Aquila Distributors, Trustee, Arrow ETF Trust, Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	1	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	1	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	1	Orizon Investment Counsel (financial services company) Board Member

11/30/16-NLII-v1

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2016

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (from 2008 to 2015), CEO (since 2015), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Blu Giant, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary and General Counsel (from 2013 to 2015) of NorthStar Holdings, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary of NorthStar CTC Holdings, Inc. (since 2015); Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust	1	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC (2004 -2012).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 - 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).	N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

***	As of November 30, 2016, the Trust was comprised of 26 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-ORCHCAP.

11/30/16-NLII-v1

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-628-6700.

INVESTMENT ADVISOR
Orchard Capital Management
400 North Michigan Avenue, Suite 560
Chicago, IL 60611

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $12,200

(b)	Audit-Related Fees

2016 - None

(c)	Tax Fees

2016 - $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2016
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/6/2017

By (Signature and Title)

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/6/2017